SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.4%

Commercial Services - 0.3%
Equifax, Inc.	2,550	646,221

Communications - 2.8%
American Tower Corp.	12,700	3,370,707
Verizon Communications, Inc.	61,075	3,298,661

		6,669,368

Consumer Durables - 1.0%
Activision Blizzard, Inc.	30,450	2,356,525

Consumer Non-Durables - 5.7%
Mondelez International, Inc.	51,025	2,968,635
NIKE, Inc.	13,675	1,986,020
PepsiCo, Inc.	27,300	4,106,193
Procter & Gamble Co.	31,375	4,386,225

		13,447,073

Consumer Services - 3.1%
McDonald’s Corp.	13,450	3,242,929
Visa, Inc.	18,000	4,009,500

		7,252,429

Electronic Technology - 16.2%
Analog Devices, Inc.	25,300	4,237,244
Apple, Inc.	87,475	12,377,712
Applied Materials, Inc.	37,550	4,833,812
Broadcom, Inc.	12,500	6,061,625
Marvell Technology, Inc.	32,475	1,958,567
Qualcomm, Inc.	14,975	1,931,476
Skyworks Solutions, Inc.	21,050	3,468,619
TE Connectivity, Ltd.	23,200	3,183,504

		38,052,559

Energy Minerals - 0.4%
ConocoPhillips	13,075	886,093

Finance - 16.4%
American Financial Group, Inc.	11,750	1,478,502
Ameriprise Financial, Inc.	13,450	3,552,414
BlackRock, Inc.	2,815	2,360,828
Chubb, Ltd.	17,650	3,061,922
Everest Re Group, Ltd.	11,615	2,912,810
Goldman Sachs Group, Inc.	5,900	2,230,377
JPMorgan Chase & Co.	25,950	4,247,756
MetLife, Inc.	66,725	4,118,934
Morgan Stanley	40,375	3,928,891
Realty Income Corp.	52,500	3,405,150
STORE Capital Corp.	95,025	3,043,651
Truist Financial Corp.	69,800	4,093,770

		38,435,005

Health Services - 1.5%
UnitedHealth Group, Inc.	9,200	3,594,808

Health Technology - 13.6%
Abbott Laboratories	26,400	3,118,632
AbbVie, Inc.	25,775	2,780,349
Agilent Technologies, Inc.	14,375	2,264,494
AstraZeneca, PLC, ADR	58,275	3,499,997
Baxter International, Inc.	44,800	3,603,264
Bristol-Myers Squibb Co.	46,300	2,739,571

Name of Issuer	Quantity	Fair Value ($)

Johnson & Johnson	39,150	6,322,725
Medtronic, PLC	35,075	4,396,651
Zimmer Biomet Holdings, Inc.	21,675	3,172,353

		31,898,036

Industrial Services - 1.9%
Jacobs Engineering Group, Inc.	16,750	2,219,877
TC Energy Corp.	47,875	2,302,309

		4,522,186

Non-Energy Minerals - 1.1%
BHP Group, Ltd., ADR	48,500	2,595,720

Process Industries - 1.5%
Air Products & Chemicals, Inc.	13,475	3,451,082

Producer Manufacturing - 7.7%
Carlisle Cos, Inc.	13,765	2,736,344
Dover Corp.	14,150	2,200,325
Eaton Corp., PLC	17,900	2,672,649
Honeywell International, Inc.	8,050	1,708,854
Parker-Hannifin Corp.	10,225	2,859,115
Raytheon Technologies Corp.	35,375	3,040,835
Siemens AG, ADR	35,150	2,887,221

		18,105,343

Retail Trade - 5.8%
CVS Health Corp.	27,125	2,301,828
Dollar General Corp.	10,150	2,153,221
Home Depot, Inc.	10,950	3,594,447
Target Corp.	14,375	3,288,569
TJX Cos., Inc.	33,175	2,188,886

		13,526,951

Technology Services - 13.4%
Accenture, PLC	11,075	3,543,114
Alphabet, Inc. - Class A *	1,780	4,758,866
Facebook, Inc. *	6,950	2,358,760
Genpact, Ltd.	53,100	2,522,781
Microsoft Corp.	52,400	14,772,608
Oracle Corp.	39,075	3,404,605

		31,360,734

Transportation - 2.2%
FedEx Corp.	11,175	2,450,566
Union Pacific Corp.	13,650	2,675,536

		5,126,102

Utilities - 4.8%
AES Corp.	79,050	1,804,711
Alliant Energy Corp.	52,575	2,943,149
Entergy Corp.	32,100	3,187,851
NextEra Energy, Inc.	44,050	3,458,806

		11,394,517

Total Common Stocks (cost: $166,741,299)		233,320,752

SEPTEMBER 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 0.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost $701,370)	701,370	701,370

Total Investments in Securities - 99.7% (cost $167,442,669)		234,022,122

Other Assets and Liabilities, net - 0.3%		783,911

Total Net Assets - 100.0%		$234,806,033

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	233,320,752	—	—	233,320,752
Short-Term Securities	701,370	—	—	701,370

Total:	234,022,122	—	—	234,022,122

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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